ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of accounts receivable net of allowance for doubtful accounts

	As of December 31,
	2020	2021
Accounts receivable	46,898	73,204
Allowance for doubtful accounts	(17,218)	(23,987)
Accounts receivable, net of allowance for doubtful accounts	29,680	49,217

Schedule of allowance for doubtful accounts

	For the Year Ended December 31,
	2019	2020	2021
Balance as of the beginning of the year	—	4,842	17,218
Additions charged to bad debt expense	4,842	12,376	10,678
Reversal of allowance	—	—	(3,909)
Balance as of the end of the year	4,842	17,218	23,987